Note 26 - Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Balance as of December 31, 2017	Effect of changes in foreign exchange rates	Additions	Provisions used and reversed	Balance as of December 31, 2018

Restructuring	8.1	0.7	–	–	8.8

Provision for disputes and litigations
Taxes on sales	226.3	0.9	170.8	(260.2)	137.8
Income tax	157.0	5.3	7.6	(0.6)	169.3
Labor	129.5	(18.4)	165.0	(157.9)	118.2
Civil	35.2	(0.3)	53.4	(33.4)	54.9
Others	125.5	(10.6)	28.1	(32.8)	110.2
Total of provision for disputes and litigations	673.5	(23.1)	424.9	(484.9)	590.4

Total provisions	681.6	(22.4)	424.9	(484.9)	599.2

Disclosure of the disbursement expectative of the provisions [text block]
	Balance as of December 31, 2018	1 year or less	1-2 years	2-5 years	Over 5 years

Restructuring	8.8	7.9	–	0.9	–

Provision for disputes and litigations
Taxes on sales	137.8	25.7	100.5	2.8	8.8
Income tax	169.3	33.6	110.7	25.0	–
Labor	118.2	79.9	18.5	13.0	6.8
Civil	54.9	17.3	32.0	3.3	2.3
Others	110.2	8.6	26.2	72.5	2.9
Total of provision for disputes and litigations	590.4	165.1	287.9	116.6	20.8

Total provisions	599.2	173.0	287.9	117.5	20.8